Short-Term and Long-Term Debt (Credit Facilities and Letters of Credit) (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Line of Credit Facility [Line Items]
Maximum Available	$ 4,370
LOCs issued	$ 3,474
Five-year revolving credit facility [Member]
Line of Credit Facility [Line Items]
Expiration Date	Jun. 19, 2026
Maximum Available	$ 2,500
LOCs issued	$ 1,635
LOC facility due August 2031 [Member]
Line of Credit Facility [Line Items]
Expiration Date	Aug. 26, 2031
Maximum Available	$ 979
LOCs issued	$ 948
LOC facility due October 2031 [Member]
Line of Credit Facility [Line Items]
Expiration Date	Oct. 01, 2031
Maximum Available	$ 891
LOCs issued	$ 891